OTHER PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLE AND ACCRUED EXPENSES
Schedule of Other Payable and Accrued Expenses	Other payable and accrued expenses consisted of the following:

	As of December 31,
	2021	2020
Attorney fees payable	$83,405	$69,831
Accrued payroll	17,759	25,246
Total	$101,164	$95,077